Income Taxes - Summary of Components of Tax Expense Income (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Major components of tax expense (income) [abstract]
- Current income tax	$ 737	$ 1,204		$ 291
Under/(Over) provision of income tax in prior financial year	(13)	63		(25)
- Deferred income tax (Note 23)	1,775	(392)		(669)
- Under/(Over) provision of deferred income tax in prior financial year	1,264	(7)		0
- Withholding tax	204	228		70
Tax expense/(credit)	$ 3,967	$ 1,096	[1]	$ (333)	[1]

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).